Earnings Per Share - Summary of Diluted Earnings Per Share (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Weighted average number of ordinary shares
Weighted average number of ordinary shares in issue (in '000)	1,395,149	1,146,175	1,145,050
Assumed exercise of share options and vesting of PSUs (in '000)	0	987	2,318
Weighted average number of ordinary share for diluted earnings per share	1,395,149	1,147,162	1,147,368
Diluted earnings/(losses) (in RMB)		¥ 0.71	¥ 6.78
Earnings
Profit/(loss) attributable to owners of the Company	¥ (3,870,620)	¥ 809,624	¥ 7,777,336
Net profit/(loss) used to determine diluted earnings per share	¥ (3,870,620)	¥ 809,624	¥ 7,777,336
Ordinary shares [member]
Weighted average number of ordinary shares
Diluted earnings/(losses) (in RMB)	¥ (2.77)	¥ 0.71	¥ 6.78
American depositary shares [member]
Weighted average number of ordinary shares
Diluted earnings/(losses) (in RMB)	¥ (5.54)	¥ 1.42	¥ 13.56